Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Inventories
Inventories

Note 5 — Inventories

The following table summarizes inventories:

	March 31,	December 31,
	2024	2023

Infrared cameras	$4,334	$4,955
Replacement, maintenance, and spare parts	1,230	1,975
Inventories, current	$5,564	$6,930

Infrared cameras	$440	$389
Replacement, maintenance, and spare parts	1,104	254
Inventories, noncurrent	$1,544	$643
Total inventories	$7,108	$7,573

The Company recorded an inventory write down of $234 for the three months ended March 31, 2024.

Note 7 — Inventories

The following table summarizes inventories:

	December 31,
	2023	2022
Infrared cameras	$4,955	$5,904
Replacement, maintenance, and spare parts	1,975	3,730
Inventories, current	$6,930	$9,634
Infrared cameras	$389	$—
Replacement, maintenance, and spare parts	254	—
Inventories, noncurrent	$643	$—
Total inventories	$7,573	$9,634

For the year ended December 31, 2023, the Company recorded an inventory write down of $1,689, which were charged to costs of goods sold in the Consolidated Statements of Operations, related to products that are not expected to be sold in one year based on customer demand and current market conditions. No inventory write down was recognized for the year ended December 31, 2022.

The following table summarizes the amount of inventory write-downs to net realizable value recorded for each period (in thousands):

	December 31,
	2023	2022
Amount of inventory write-down to net realizable value	$1,689	$—